Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and due from banks	$ 10,385	$ 6,757
Interest bearing deposits with banks	73	10
Cash and cash equivalents	10,458	6,767
Interest bearing time deposits with banks	350
Securities available for sale	152,327	142,903
Restricted investment in FHLB stock	3,509	2,726
Investment in unconsolidated subsidiary	4,553	4,369
Residential mortgage loans held for sale	125
Student loans held for sale	1,683
Total loans	377,043	294,901
Less: Allowance for loan losses	(2,478)	(2,380)
Total loans, net of allowance for loan losses	374,565	292,521
Premises and equipment, net	6,909	6,533
Other real estate owned	617	232
Bank owned life insurance and annuities	14,905	14,807
Investment in low income housing project	3,368	3,847
Core deposit intangible	366	74
Goodwill	5,381	2,046
Mortgage servicing rights	205	193
Accrued interest receivable and other assets	4,607	3,511
Total assets	583,928	480,529
Liabilities:
Non-interest bearing deposits	106,667	77,697
Interest bearing deposits	350,459	303,187
Total deposits	457,126	380,884
Securities sold under agreements to repurchase	4,996	4,594
Short-term borrowings	30,061	15,950
Long-term debt	22,500	22,500
Other interest bearing liabilities	1,471	1,412
Accrued interest payable and other liabilities	7,812	5,333
Total liabilities	$ 523,966	$ 430,673
Stockholders' Equity:
Preferred stock, no par value: Authorized - 500,000 shares, none issued
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares, Issued - 4,798,086 shares at December 31, 2015; 4,745,826 shares at December 31, 2014, Outstanding - 4,798,086 shares at December 31, 2015; 4,187,441 shares at December 31, 2014	$ 4,798	$ 4,746
Surplus	18,352	18,409
Retained earnings	39,015	39,644
Accumulated other comprehensive loss	(2,203)	(2,197)
Cost of common stock in Treasury: 558,385 shares at December 31, 2014		(10,746)
Stockholders' Equity Attributable to Parent, Total	59,962	49,856
Total liabilities and stockholders' equity	$ 583,928	$ 480,529